Risk/Return Detail Data - FidelityStrategicRealReturnFund-RetailPRO - USD ($)			12 Months Ended											60 Months Ended	72 Months Ended	84 Months Ended	120 Months Ended
		Nov. 29, 2025	Nov. 29, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 29, 2025	Nov. 29, 2025	Nov. 29, 2025 [5]	Nov. 29, 2025
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund | Fidelity Strategic Real Return Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.77%
Fee Waiver or Reimbursement	[1]	(0.07%)
Net Expenses (as a percentage of Assets)		0.70%
Expense Example, with Redemption, 1 Year		$ 72
Expense Example, with Redemption, 3 Years		237
Expense Example, with Redemption, 5 Years		419
Expense Example, with Redemption, 10 Years		$ 945
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.85%											5.16%			3.66%
Annual Return [Percent]				5.85%	4.59%	(3.33%)	15.81%	3.74%	10.48%	(4.01%)	4.08%	9.09%	(7.43%)
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Strategic Real Return Fund /Fidelity® Strategic Real Return Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Strategic Real Return Fund seeks real return consistent with reasonable investment risk.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Jan. 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets in seeking real return (total return reduced by the expected impact of inflation) among four general investment categories: inflation-protected debt securities, floating rate loans (including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds)), commodity-linked derivative instruments and related investments, and real estate investment trusts (REITs) and other real estate related investments. Using a neutral mix of approximately 25% inflation-protected debt securities (which attempts to track the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, an index composed of inflation-protected debt securities issued by the U.S. Treasury), 25% floating rate loans, 30% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments. Investing in domestic and foreign issuers. Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		8.08%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		8.94%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(14.54%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund | After Taxes on Distributions | Fidelity Strategic Real Return Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			3.96%											3.14%			1.90%
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund | After Taxes on Distributions and Sales | Fidelity Strategic Real Return Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.58%											3.14%			2.05%
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund | F0665
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Strategic Real Return Composite Index℠
Average Annual Return, Percent			3.67%											4.85%			3.57%
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund | LB124
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return, Percent			1.84%											1.87%			2.24%
FidelityStrategicRealReturnFund-RetailPRO | Fidelity Strategic Real Return Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)			1.35%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Fidelity Advisor Strategic Real Return Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[2]	0.00%
Management Fees (as a percentage of Assets)		0.72%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		1.04%
Fee Waiver or Reimbursement	[3]	(0.09%)
Net Expenses (as a percentage of Assets)		0.95%
Expense Example, with Redemption, 1 Year		$ 493
Expense Example, with Redemption, 3 Years		706
Expense Example, with Redemption, 5 Years		940
Expense Example, with Redemption, 10 Years		1,610
Expense Example, No Redemption, 1 Year		493
Expense Example, No Redemption, 3 Years		706
Expense Example, No Redemption, 5 Years		940
Expense Example, No Redemption, 10 Years		$ 1,610
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.37%											4.04%			2.99%
Annual Return [Percent]				5.60%	4.32%	(3.58%)	15.50%	3.49%	10.27%	(4.28%)	3.76%	8.83%	(7.63%)
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Fidelity Advisor Strategic Real Return Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[2]	0.00%
Management Fees (as a percentage of Assets)		0.73%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		1.05%
Fee Waiver or Reimbursement	[3]	(0.10%)
Net Expenses (as a percentage of Assets)		0.95%
Expense Example, with Redemption, 1 Year		$ 493
Expense Example, with Redemption, 3 Years		708
Expense Example, with Redemption, 5 Years		944
Expense Example, with Redemption, 10 Years		1,620
Expense Example, No Redemption, 1 Year		493
Expense Example, No Redemption, 3 Years		708
Expense Example, No Redemption, 5 Years		944
Expense Example, No Redemption, 10 Years		$ 1,620
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.37%											4.03%			2.98%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Fidelity Advisor Strategic Real Return Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[4]	1.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		1.78%
Fee Waiver or Reimbursement	[3]	(0.08%)
Net Expenses (as a percentage of Assets)		1.70%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 273
Expense Example, with Redemption, 3 Years		550
Expense Example, with Redemption, 5 Years		954
Expense Example, with Redemption, 10 Years		1,891
Expense Example, No Redemption, 1 Year		173
Expense Example, No Redemption, 3 Years		550
Expense Example, No Redemption, 5 Years		954
Expense Example, No Redemption, 10 Years		$ 1,891
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.77%											4.10%			2.78%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Fidelity Advisor Strategic Real Return Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.71%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.78%
Fee Waiver or Reimbursement	[3]	(0.08%)
Net Expenses (as a percentage of Assets)		0.70%
Expense Example, with Redemption, 1 Year		$ 72
Expense Example, with Redemption, 3 Years		238
Expense Example, with Redemption, 5 Years		423
Expense Example, with Redemption, 10 Years		956
Expense Example, No Redemption, 1 Year		72
Expense Example, No Redemption, 3 Years		238
Expense Example, No Redemption, 5 Years		423
Expense Example, No Redemption, 10 Years		$ 956
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.84%											5.16%			3.68%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | Fidelity Advisor Strategic Real Return Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.61%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.68%
Fee Waiver or Reimbursement	[3]	(0.07%)
Net Expenses (as a percentage of Assets)		0.61%
Expense Example, with Redemption, 1 Year		$ 62
Expense Example, with Redemption, 3 Years		208
Expense Example, with Redemption, 5 Years		369
Expense Example, with Redemption, 10 Years		838
Expense Example, No Redemption, 1 Year		62
Expense Example, No Redemption, 3 Years		208
Expense Example, No Redemption, 5 Years		369
Expense Example, No Redemption, 10 Years		$ 838
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.06%											5.26%		4.94%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Strategic Real Return Fund /Fidelity Advisor® Strategic Real Return Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Strategic Real Return Fund seeks real return consistent with reasonable investment risk.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 41 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Jan. 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 41 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets in seeking real return (total return reduced by the expected impact of inflation) among four general investment categories: inflation-protected debt securities, floating rate loans (including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds)), commodity-linked derivative instruments and related investments, and real estate investment trusts (REITs) and other real estate related investments. Using a neutral mix of approximately 25% inflation-protected debt securities (which attempts to track the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, an index composed of inflation-protected debt securities issued by the U.S. Treasury), 25% floating rate loans, 30% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments. Investing in domestic and foreign issuers. Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		7.86%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		8.78%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(14.59%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | After Taxes on Distributions | Fidelity Advisor Strategic Real Return Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(0.35%)											2.14%			1.34%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | After Taxes on Distributions and Sales | Fidelity Advisor Strategic Real Return Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.92%											2.32%			1.57%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | F0665
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Strategic Real Return Composite Index℠
Average Annual Return, Percent			3.67%											4.85%			3.57%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | LB124
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return, Percent			1.84%											1.87%			2.24%
FidelityStrategicRealReturnFund-AMCIZPRO | Fidelity Strategic Real Return Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)			1.35%
FidelityStrategicRealReturnFund-ClassK6PRO | Fidelity Strategic Real Return Fund | Fidelity Strategic Real Return Fund - Class K6
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.57%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.64%
Fee Waiver or Reimbursement	[6]	(0.13%)
Net Expenses (as a percentage of Assets)		0.51%
Expense Example, with Redemption, 1 Year		$ 52
Expense Example, with Redemption, 3 Years		187
Expense Example, with Redemption, 5 Years		339
Expense Example, with Redemption, 10 Years		$ 782
Annual Return, Inception Date		Oct. 08, 2019
Average Annual Return, Label [Optional Text]			Class K6
Average Annual Return, Percent			6.02%											5.36%	5.46% [7]
Annual Return [Percent]				6.02%	4.81%	(3.12%)	16.02%	3.94%
FidelityStrategicRealReturnFund-ClassK6PRO | Fidelity Strategic Real Return Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Strategic Real Return Fund /K6
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Strategic Real Return Fund seeks real return consistent with reasonable investment risk.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Jan. 31, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29 % of the average value of its portfolio.
Portfolio Turnover, Rate		29.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Allocating the fund's assets in seeking real return (total return reduced by the expected impact of inflation) among four general investment categories: inflation-protected debt securities, floating rate loans (including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds)), commodity-linked derivative instruments and related investments, and real estate investment trusts (REITs) and other real estate related investments. Using a neutral mix of approximately 25% inflation-protected debt securities (which attempts to track the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, an index composed of inflation-protected debt securities issued by the U.S. Treasury), 25% floating rate loans, 30% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments. Investing in domestic and foreign issuers. Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		8.27%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		9.00%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(14.54%)
Performance Table Heading		Average Annual Returns
FidelityStrategicRealReturnFund-ClassK6PRO | Fidelity Strategic Real Return Fund | F0665
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Strategic Real Return Composite Index℠
Average Annual Return, Percent			3.67%											4.85%	4.96%
FidelityStrategicRealReturnFund-ClassK6PRO | Fidelity Strategic Real Return Fund | LB124
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return, Percent			1.84%											1.87%	1.80%
FidelityStrategicRealReturnFund-ClassK6PRO | Fidelity Strategic Real Return Fund | LB001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%											(0.33%)	(0.40%)
Document Type		485BPOS
Registrant Name		Fidelity Salem Street Trust

[1]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[2]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[3]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, and 0.61% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through January 31, 2027 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From October 2, 2018 .
[6]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class K6 of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.51% (the Expense Cap). If at any time during the current fiscal year expenses for Class K6 of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[7]	A From October 8, 2019 .